General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14: GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses at December 31, 2018, 2017 and 2016 were as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Payroll and related costs	$5,423	$7,030	$5,899
Professional fees	4,677	3,998	3,946
Other expenses	4,964	5,637	4,449

Total	$15,064	$16,665	$14,294